DEBT - Narrative (Details) - USD ($)			1 Months Ended	6 Months Ended
	Apr. 26, 2024	Jun. 30, 2022	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs		$ 6,300,000		$ 3,162,000	$ 3,050,000
Current portion of long-term debt				26,237,000	8,529,000
Accrued interest				1,500,000
2022 Term Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt				13,100,000
Unamortized debt issuance costs, current				$ 1,200,000
2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Weighted average interest rate (percent)				8.50%
2022 Term Loan | Line of Credit | Variable Rate Component One | Alternate Base Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		2.50%		7.90%
2022 Term Loan | Line of Credit | Variable Rate Component Two | Secured Overnight Financing Rate (SOFR)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		0.10%
2022 Term Loan | Line of Credit | Variable Rate Component Three | Applicable Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		3.50%
2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt				$ 15,000,000.0
Unamortized debt issuance costs, current				700,000
2022 Term Loan | 2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt		$ 7,500,000		100,000
Maximum borrowing capacity		$ 175,000,000.0
Unpaid principal				159,688,000	161,875,000
2022 Revolving Credit Facility | 2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt term		4 years
2022 Revolving Credit Facility | 2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 45,000,000	$ 45,000,000.0
Unpaid principal				$ 15,000,000	$ 0
Weighted average interest rate (percent)				8.90%
Minimum liquidity covenant	10,000,000.0					$ 15,000,000.0
Decrease in revolving commitments	$ 5,000,000
Note Payable | D&O Insurance
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt			$ 2,400,000
Monthly principal and interest payments			$ 200,000
Debt term			10 months
Annual interest rate (percent)			8.20%